Basis of Preparation (Details) € in Thousands, $ in Thousands	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€)
Disclosure Of Basis Of Preparation [Abstract]
Other payables to other long-term liabilities			€ 2,451
Current derivative financial liabilities	€ 14,783	$ 16,731	1,378	[1]
Current lease liabilities	€ 4,329	$ 4,900	€ 490	[1]

[1]	Reclassified